Cover	Jun. 21, 2022
Cover [Abstract]
Entity Registrant Name	SOLITARIO ZINC CORP.
Entity Central Index Key	0000917225
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 21, 2022
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	84-1285791
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-32978
Entity Address Address Line 1	4251 Kipling Street
Entity Address Address Line 2	Suite 390
Entity Address City Or Town	Wheat Ridge
Security Exchange Name	NYSE
Entity Address Postal Zip Code	80033
City Area Code	303
Local Phone Number	534-1030
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	XPL
Entity Address State Or Province	CO